WRL FREEDOM CONQUEROR(R)
                        Supplement Dated December 1, 2000
                         to Prospectus Dated May 1, 2000
                        as Supplemented September 1, 2000

Effective December 1, 2000:

WRL Series Fund, Inc. offers a new investment option under this Contract. The new investment option is available in most states. Please contact your agent regarding availability of this new investment option in your state.

The prospectus is amended in the following respects:

The first sentence of the second paragraph on the front page is amended to read as follows:

"You can put your money into 33 investment choices: a fixed account and 32 subaccounts of the WRL Series Annuity Account."

All other references to 31 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 32.

The following information is added to the tables on the front page and on page
4:

WRL LKCM Capital Growth

The following information is added to the Annuity Contract Fee Table on page 8:

----------------------------------------- ------------------ ---------------- ---------------- -------------------------
                                             Management           Other         Rule 12b-1      Total Portfolio Annual
Portfolio                                       Fees            Expenses           Fees                Expenses
----------------------------------------- ------------------ ---------------- ---------------- -------------------------
WRL LKCM Capital Growth(16)                     0.80%             0.20%             N/A                 1.00%
----------------------------------------- ------------------ ---------------- ---------------- -------------------------

The footnotes on pages 9 and 10 are amended as follows:

The following information is added to the table under footnote (7):

----------------------------------------- ------------------- ------------------------ ---------------------------------
                                               Expense         Reimbursement Amount         Expense Ratio Without
                                                Limit                                           Reimbursement
----------------------------------------- ------------------- ------------------------ ---------------------------------
WRL LKCM Capital Growth                         1.00%                   N/A                          N/A
----------------------------------------- ------------------- ------------------------ ---------------------------------

Footnote (16) is added as follows:

(16) Because this portfolio commenced operations on December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are estimates.

The following information is added to the table on page 11 under the heading "Examples":

================================== =========================================== ==========================================
                                                                                If You Annuitize* or Remain Invested in
                                                                                    the Contract at the End of the
                                    If You Surrender the Contract at the End    Applicable Time Period or If You Do Not
Subaccounts                              of the Applicable Time Period         Surrender or Annuitize Under the Contract
================================== =========================================== ==========================================
                                    1 Year     3 Years    5 Years   10 Years    1 Year   3 Years    5 Years    10 Years
WRL LKCM Capital Growth              $105       $137       $171       $279       $25       $77       $131        $279
================================== ========== ========== ========== ========== ========= ========= ========== ===========

The following information is added to the table on page 17 under the heading "Investment Choices":

--------------------------------------------- ------------------------------------------------------------------------
Portfolio                                     Adviser or Sub-Adviser
--------------------------------------------- ------------------------------------------------------------------------
WRL LKCM Capital Growth                       Luther King Capital Management Corporation
--------------------------------------------- ------------------------------------------------------------------------

The paragraph at the end of Appendix A on page 39 is amended to read as follows:

         Because the WRL Value Line Aggressive Growth, WRL Great Companies --America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000; the Fidelity VIP Equity-Income Portfolio
- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 did not commence operations until May 1, 2000; the WRL Gabelli Global Growth and WRL Great Companies - Global(2) portfolios did not commence operations until September 1, 2000; and the WRL LKCM Capital Growth portfolio did not commence operations until December 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

The following information is added to each of the tables in Appendix B on pages 41 and 42:

-------------------------------------- ------------ ------------- ------------- ------------------ -------------------
                                         1 Year       5 Years       10 Years    Inception of the       Subaccount
                                          Ended        Ended         Ended        Subaccount to        Inception
Subaccount                              12/31/99      12/31/99      12/31/99       12/31/99**            Date**
-------------------------------------- ------------ ------------- ------------- ------------------ -------------------
WRL LKCM Capital Growth                    N/A          N/A           N/A              N/A             12/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ -------------------